4. Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB	12 Months Ended
Dec. 31, 2020
Adoption Of New Standards Amendments To And Interpretations Of Existing Standards Issued By Iasb Effective From 2019
Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB
4.	Adoption of new standards, amendments to and interpretations of existing standards issued by the IASB.
4.1.	New and amendments standards and interpretations

In 2020, the Group applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2020. The main new standards adopted are as follows:

Statement	Description	Impact
Changes in IFRS 3: Definition of business	Describe that to be considered a business an integrated set activities and assets must include, at least, input of resources and a substantive process, that together contribute significantly to the capacity to generate output of resources.	These changes did not have any impact in the consolidated financial statements.
Revision of the Conceptual Framework	Concepts and guidelines on presentation and disclosure, measurement basis, financial report objectives and useful information.	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 9: Reform of the reference interest rate	The amendments to standard IFRS 9 provide exemptions that apply to all hedge relationships directly affected by the reference interest rate reform. A relationship of hedge is directly affected if the reform raises uncertainties about the period, or the value, of cash flows based on the reference interest rate of the hedge item or hedging instrument.	These changes did not have any impact in the consolidated financial statements.
Amendments to IAS 1 and IAS 8 - Definition of materiality	In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity	These changes did not have any impact in the consolidated financial statements.
Changes in IFRS 16: Benefits provided to lessees in connection with the COVID-19 pandemic	Amendments related to concession to tenants, in the application of the guidelines of IFRS 16, on the modification of the lease, when accounting for related benefits as a direct consequence of the Covid-19 pandemic.	These changes did not have any impact in the consolidated financial statements.

4.2 New and amended standards and interpretations applied since 2018

i.	IFRS 16 - Leases

The Group adopted IFRS 16 using the full retrospective method of adoption, with the date of application of January 1, 2019. In accordance with the full retrospective method of adoption, the Group applied IFRS 16 at the date of initial application as if it had already been effective at the commencement date of existing lease contracts. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

ii.	IFRS 15 supersedes IAS 11, Construction Contracts, IAS 18, Revenue, and related interpretations and it applies, with limited exceptions, to all revenue arising from contract with customers. IFRS 15 establishes a five-step model to account for revenue arising from contacts with customers and requires that revenue to be recognized at an amount that reflects the consideration to which and entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.

The Group adopted IFRS 15 using the full retrospective method of adoption.

The effect of the adoption of IFRS 15 resulted in the presentation of rebates received from suppliers related to trade marketing as a reduction of cost of sales. These rebates were previously reported as a reduction of marketing expenses and upon adoption of IFRS 15 management determined that the Company does not have any performance obligation associated with the amounts received from the suppliers.

iii.	Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions

The Group applied the amendments IFRS 2, Share-based payment, to account for the withholding of income tax associated with the share-based payment to employees. Consequently, the withhold tax was accounted for as a deduction of shareholders’ equity, except to the extent that the payment exceeds the fair value on the date of settlement by the net value of the own equity instruments withheld. As such, the liability related to the withheld liabilities in the amount of R$13 in continuing operations, and R$8 in discontinued operations was reclassified to shareholders equity on the initial date of adoption, i.e. January 1, 2018.

iv.	IFRS 9 - Financial Instruments

IFRS 9 - Financial Instruments, replaces IAS 39, Financial Instruments: Recognition and Measurement, for annual periods beginning on or after January 1, 2018, bringing together all the three aspects of accounting for financial instruments: classification and measurement; impairment; and hedge accounting.

Transition – The Group applied IFRS 9 using full retrospective method, except as described below. The Group concluded on the following matters based on facts and circumstances that existed on the date of initial adoption:

•	Determination of the business model in which a financial asset is held.

•	Designation and cancellation of prior designations of certain financial assets and liabilities measured at FVPL.

•	Determinations of variables related to estimates of impairment.

•	Designation of certain investments in equity instruments not held for trading at FVOCI.

All hedge relationships designated in IAS 39 on December 31, 2017 met the criteria for hedge accounting pursuant to IFRS 9 on January 1, 2018 and are, therefore, considered as continuing hedge relationships. The adoption of IFRS 9 did not have a significant impact on the Group’s accounting policies related to financial liabilities and derivative financial instruments.

v.	IFRIC 23 – Uncertainty over income tax treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IFRIC 23 when there is uncertainty about the income tax treatments. The interpretation was approved on December 21, 2018 and became effective on January 1, 2019. In the assessment of the Company's management, there are no significant impacts as a result of the interpretation.

4.4.	New and revised standards and interpretations issued and not yet effective

The Group has not early adopted the following new and revised IFRSs, which have already been issued but not yet in effect, up to the date of the issuance of the Group’s consolidated financial statements:

Accounting pronouncement	Description	Applicable to annual periods starting in or after
Amendments to IAS 1: Classification of liabilities as current or non-current

In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1, in order to specify the requirements for classifying the liability as current or non-current. The amendments clarify:

• Which means a right to postpone liquidation;

• That the right to postpone must exist on the base date of the report;

• That this classification is not affected by the likelihood that an entity will exercise its right to postpone

• That only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification

The amendments effective for annual reporting periods beginning on or after January 1, 2023 must be applied retrospectively. The Company is currently assessing the impact that the amendments will have on current practice and whether existing loan agreements may require renegotiation.

01/01/2023

The Group does not expect a significant impact on the Group's consolidated financial statements.